Consolidated Statements of Comprehensive (Loss) Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net (loss) income	$ (90,936)	$ 505,053	$ 292,900
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	44,459	(48,563)	(1,765)
Items that will not be reclassified into profit or loss
Actuarial gains (losses) on employee benefit plans	7,755	(5,171)	5,100
Tax (expense) recovery	(2,031)	673	(1,424)
Other comprehensive income (loss)	50,183	(53,061)	1,911
Total comprehensive (loss) income	$ (40,753)	$ 451,992	$ 294,811